Customer Co-Investment Program - Additional Information (Detail) (EUR €)	1 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jul. 09, 2012 Project	Dec. 31, 2013	Dec. 31, 2012	Jul. 06, 2012	Dec. 31, 2012 Synthetic Share Buyback [Member]	Aug. 05, 2012 Minimum [Member]	Aug. 05, 2012 Maximum [Member]	Dec. 31, 2013 Participating Customers [Member]	Jul. 09, 2012 Participating Customers [Member]	Dec. 31, 2013 Intel [Member] Agreement	Jul. 09, 2012 Intel [Member]	Dec. 31, 2013 TSMC [Member]	Jul. 09, 2012 TSMC [Member]	Dec. 31, 2013 Samsung [Member]	Jul. 09, 2012 Samsung [Member]	Aug. 05, 2012 TSMC EUV NRE Funding Agreement [Member]	Aug. 27, 2012 Samsung EUV NRE Funding Agreement [Member]	Jul. 09, 2012 Foundation Administration Office MAKTSJAB [Member]	Jul. 09, 2012 Intel 450 MM NRE Funding Agreement [Member]	Jul. 09, 2012 Intel EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Contribution of participating customers	€ 1,380,000,000
Number of funding projects in Customer Co-Investment Program	2
Investment in ordinary shares as percentage of issued share capital									23.00%		15.00%		5.00%		3.00%			15.00%
Shares issued under customer co-investment program			3,853,900,000		3,853,900,000
Fund for R&D project											829,000,000					276,000,000	276,000,000		553,000,000	276,000,000
Selling price of shares included in the customer co-investment program			€ 39.91	€ 39.91	€ 39.91
Equity participation, amount										€ 2,513,000,000		€ 838,000,000		€ 503,000,000
Intel shareholders agreement date		2012-09-12
Suspension event voting restrictions percentage of issued share capital		25.00%
Period of restriction or exclusion of pre-emption rights		12 months
Repurchase of shares, percentage		25.00%
Authorization to repurchase shares, period		12 months
Additional purchases allowed anniversary		6 years
Percentage of acquisition of outstanding share capital Maximum										19.90%
Percentage of acquisition of outstanding share capital Minimum		20.00%
Permission to acquire outstanding shares										4.99%
Additional Percentage of Outstanding shares acquired that should be held by the Intel Foundation										4.99%
Percentage of outstanding share capital								5.00%		2.00%		1.00%		1.00%
Period of acquisition of shares										18 months
Transfer of ordinary shares restriction period										2 years 6 months
Percentage of transfer of shares										4.00%		2.50%		1.50%
Transfer of shares, period										6 months
Percentage of votes in General Meeting										50.00%
Term of depositary receipts exchanged for shares		18 months
Number of funding agreements entered										2
Funding payable over the term						2013	2017
Termination period of NRE funding agreement		Dec. 31, 2017
Period forecasted to install lithography equipment		2022